Revenue information (Tables)	6 Months Ended
Jun. 30, 2023
Revenue information
Schedule of disaggregation of revenue

	For the six months ended June 30,
	2022	2023
	RMB	RMB
Base commission from transactions	117,080	143,563
Innovation initiatives and other value-added services	27,754	9,925
	144,834	153,488